Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000241887
Shareholder Report [Line Items]
Fund Name	BNY Mellon Innovators ETF
Class Name	BNY Mellon Innovators ETF
Trading Symbol	BKIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Innovators ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Innovators ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 15,000,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	25.96%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 8/31/24)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$15	51	25.96%

Holdings [Text Block]

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.0%
Investment Companies	0.6%
Energy	1.7%
Financials	3.1%
Real Estate	3.7%
Consumer Staples	5.6%
Consumer Discretionary	6.4%
Communication Services	13.7%
Information Technology	28.4%
Health Care	36.8%

Largest Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
NVIDIA Corp. -	13.6%
Alphabet, Inc., Class C -	5.1%
Insmed, Inc. -	4.4%
CoStar Group, Inc. -	3.7%
Netflix, Inc. -	3.6%
Inspire Medical Systems, Inc. -	3.0%
Repligen Corp. -	3.0%
Klaviyo, Inc., Class A -	2.9%
Sarepta Therapeutics, Inc. -	2.7%
Freshpet, Inc. -	2.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]	For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address	bny.com/investments/etfliterature
C000241888
Shareholder Report [Line Items]
Fund Name	BNY Mellon Women's Opportunities ETF
Class Name	BNY Mellon Women's Opportunities ETF
Trading Symbol	BKWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Women's Opportunities ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Women's Opportunities ETF	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 13,000,000
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	19.07%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 8/31/24)

Fund size (Millions)	Number of Holdings	Portfolio Turnover
$13	50	19.07%

Holdings [Text Block]

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.0%
Materials	0.7%
Real Estate	1.0%
Investment Companies	1.1%
Utilities	1.7%
Energy	3.1%
Consumer Staples	3.8%
Communication Services	5.0%
Consumer Discretionary	9.3%
Industrials	10.1%
Financials	11.3%
Health Care	18.9%
Information Technology	34.0%

Largest Holdings [Text Block]

Portfolio Holdings (as of 8/31/24)

Top Ten Holdings

(Based on Net Assets)*

Value	Value
Microsoft Corp. -	8.2%
NVIDIA Corp. -	7.8%
Amazon.com, Inc. -	5.7%
Apple, Inc. -	5.1%
JPMorgan Chase & Co. -	3.8%
Meta Platforms, Inc., Class A -	3.4%
AbbVie, Inc. -	3.2%
Eli Lilly & Co. -	2.9%
Uber Technologies, Inc. -	2.9%
Mastercard, Inc., Class A -	2.8%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]	For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.
Updated Prospectus Web Address	bny.com/investments/etfliterature